OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Other Receivables
Loans to unrelated companies	$ 13,154	¥ 83,600
Deposits	135	863	1,118
Others	157	1,000
Financial assets	13,446	85,463	1,118
Staff advance	110	697	676
Others	44	280	126
Total amount	154	977	802
Impairment allowance	(38)	(239)
Total	$ 13,562	¥ 86,201	¥ 1,920	¥ 1,962